Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Reserve Information of the Company’s Major Product Lines
The following table provides reserve information for our major product lines for the years ended December 31, 2022 and 2021:

	December 31, 2022				December 31, 2021
			Claims and Benefits Payable				Claims and Benefits Payable
	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves
Long Duration Contracts:
Universal life and other products no longer offered	$—	$—	$0.4	$—	$—	$—	$0.4	$—
Disposed and run-off businesses	355.5	2.0	79.3	6.6	333.2	2.2	75.0	6.8
Short Duration Contracts:
Disposed and run-off businesses	—	—	16.5	0.2	—	—	18.6	0.2
Total	$355.5	$2.0	$96.2	$6.8	$333.2	$2.2	$94.0	$7.0

	Years Ended December 31,
	2022	2021	2020
Claims and benefits payable, at beginning of year	$101.0	$93.5	$89.7
Less: Reinsurance ceded and other	(100.9)	(93.4)	(89.6)
Net claims and benefits payable, at beginning of year	0.1	0.1	0.1
Incurred losses and loss adjustment expenses related to:
Current Year	0.1	0.3	0.3
Total incurred losses and loss adjustment expenses	0.1	0.3	0.3
Paid losses and loss adjustment expenses related to:
Current year	0.1	0.2	0.2
Prior years	—	0.1	0.1
Total paid losses and loss adjustment expenses	0.1	0.3	0.3
Net claims and benefits payable, at end of year	0.1	0.1	0.1
Plus: Reinsurance ceded and other	102.9	100.9	93.4
Claims and benefits payable, at end of year	$103.0	$101.0	$93.5

Summary of Impact of Adoption
The table below describes the impacts of the ASUs adopted by the Company, effective January 1, 2022:

Standard	Summary of the Standard	Effective date Method of Adoption	Impact of the Standard on the Company's Financial Statements
ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting; as clarified and amended by ASU 2021-01, Reference Rate Reform (Topic 848): Scope and updated by ASU 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848	In March 2020, the Financial Accounting Standards Board ("FASB") issued guidance which provides optional expedients and exceptions for applying GAAP to contract modifications and hedging relationships, subject to meeting certain criteria, that reference LIBOR or another reference rate expected to be discontinued.

	The relief is applicable only to legacy contracts if the amendments made to the agreements are solely for reference rate reform activities. The provisions must be applied consistently for all relevant transactions other than derivatives, which may be applied at a hedging relationship level. The guidance is effective upon issuance.	The guidance on contract modifications is applied prospectively from any date beginning March 12, 2020. Unlike other topics, the provisions of this update are only available until December 31, 2024, when the reference rate replacement activity is expected to have been completed.	This standard is effective as of January 1, 2022, but has no impact on the Company's financial statements as the Company currently has no contracts or hedging relationships for which the reference LIBOR or another reference rate is expected to be discontinued and a GAAP modification is required.
Future Adoption of Accounting Pronouncements
ASUs not listed below were assessed and either determined to be not applicable or are not expected to have a material impact on the Company's financial statements or disclosures. ASUs issued but not yet adopted as of December 31, 2022, that are currently being assessed and may or may not have a material impact on the Company's financial statements or disclosures are included.

Standard	Summary of the Standard	Effective date Method of Adoption	Impact of the Standard on the Company's Financial Statements
ASU 2018-12, Financial Services-Insurance
(Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, as amended by ASU 2019-09, Financial Services-Insurance (Topic 944): Effective Date, as amended by ASU 2020-11, Financial Services-Insurance (Topic 944): Effective Date and Early Application and as amended by ASU 2022-05, Financial services-Insurance
(Topic 944): Transition for Sold Contracts	The guidance includes the following primary changes: assumptions supporting liabilities for future policy benefits and expenses will no longer be locked-in but must be updated at least annually with the impact of changes to the liability reflected in earnings (except for discount rates); the discount rate assumptions will be based on upper-medium grade (low credit risk) fixed-income instrument yield instead of the earnings rate of invested assets; the discount rate must be evaluated at each reporting date and the impact of changes to the liability estimate as a result of updating the discount rate assumption is required to be recognized in other comprehensive income; the provision for adverse deviation is eliminated; and premium deficiency testing is eliminated. Other noteworthy changes include the following: differing models for amortizing deferred acquisition costs will become uniform for all long-duration contracts based on a constant rate over the expected term of the related in-force contracts; all market risk benefits associated with deposit contracts must be reported at fair value with changes reflected in income except for changes related to credit risk which will be recognized in other comprehensive income: and disclosures will be expanded to included disaggregated roll forwards of the liability for future policy benefits, policyholder account balances, market risk benefits, separate account liabilities, and deferred acquisition costs, as well as information about significant inputs, judgments, assumptions and methods used in measurement.

In December 2022, the FASB issued guidance to provide entities an accounting policy election to not apply the accounting guidance to contracts or legal entities sold and derecognized before the effective date when the entity has no significant continuing involvement with them. The election may be applied on a transaction-by-transaction basis.	January 1, 2023, to be applied retrospectively or modified retrospectively to January 1, 2021 (with early adoption permitted)	The Company will adopt this standard as of January 1, 2023 using the modified retrospective method on liabilities for future policy benefits and expenses to January 1, 2021 for long term care insurance contracts that have been fully reinsured.

The Company will also adopt the amended guidance in ASU 2022-05 to existing contracts as of existing date.

The Company has evaluated that the adoption of this standard along with the amended guidance on transition will have no impact on equity or net income on the long-term care contracts as they are fully reinsured with third party reinsurers.